UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-226486-17

Central Index Key Number of Issuing entity:  0001827054

Wells Fargo Commercial Mortgage Trust 2020-C58
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226486

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of Sponsor as specified in its charter)

Anthony Sfarra (212) 214-5610
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note:

This Form ABS-EE/A amends the Form for Submission of Electronic Exhibits for Asset-Backed Securities filed by the Registrant on May 28, 2026 (SEC Accession No. 0001888524-26-009852) (the “Original ABS-EE”).  The Original ABS-EE included an Asset Data File (Exhibit 102) that was not the current file for this transaction.  Effective upon the filing of this Form ABS-EE/A, the Asset Data File (Exhibit 102) of the Original ABS-EE is replaced and superseded in its entirety by the Asset Data File (Exhibit 102) to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Dated :  June 1, 2026

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document